NET PREMIUMS EARNED	12 Months Ended
Dec. 31, 2022
NET PREMIUMS EARNED [Abstract]
NET PREMIUMS EARNED
25	NET PREMIUMS EARNED

a)	This item consists of the following:

	Gross written premiums	Technical reserve adjustment	Total gross written premiums (*)	Premiums ceded to reinsurers and co-insurers, net (**)	Results of financial assets designated at fair value through profit and loss, Note 8	Total net premiums earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2022
Life insurance	2,614,643	(598,027)	2,016,616	(252,940)	(175,873)	1,587,803
Health insurance	668,902	(30,885)	638,017	(14,263)	-	623,754
General insurance	1,199,655	(6,144)	1,193,511	(531,773)	-	661,738
Total	4,483,200	(635,056)	3,848,144	(798,976)	(175,873)	2,873,295

2021
Life insurance	2,508,154	(890,216)	1,617,938	(214,636)	54,663	1,457,965
Health insurance	630,790	(30,457)	600,333	(15,078)	-	585,255
General insurance	1,140,478	(3,176)	1,137,302	(508,992)	-	628,310
Total	4,279,422	(923,849)	3,355,573	(738,706)	54,663	2,671,530

2020
Life insurance	2,036,713	(754,480)	1,282,233	(115,347)	115,627	1,282,513
Health insurance	584,068	(22,366)	561,702	(12,309)	-	549,393
General insurance	1,021,136	(4,614)	1,016,522	(420,368)	-	596,154
Total	3,641,917	(781,460)	2,860,457	(548,024)	115,627	2,428,060

(*)	This item includes earned premiums, reinsurance premiums accepted, and coinsurance premiums accepted and received.

(**)	“Premiums ceded to reinsurers and coinsurers, net” include:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(392,123)	(355,356)	(244,112)
Premiums ceded for facultative contracts, Note 9(b)	(399,482)	(392,346)	(327,098)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	(7,371)	8,996	23,186
	(798,976)	(738,706)	(548,024)

b)	Gross written premiums by insurance type are described below:

	2022		2021		2020
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	2,016,616	52.40	1,617,938	48.22	1,282,233	44.83
Health insurance (ii)	638,017	16.58	600,333	17.89	561,702	19.64
General insurance (iii)	1,193,511	31.02	1,137,302	33.89	1,016,522	35.53
Total	3,848,144	100.00	3,355,573	100.00	2,860,457	100.00

(i)	The breakdown of life insurance gross written premiums is as follows:

	2022		2021		2020
	S/(000)%		S/(000)%		S/(000)%

Disability and survival (*)	778,661	38.61	645,194	39.88	458,653	35.77
Credit life	660,696	32.76	593,370	36.67	582,064	45.39
Individual life (**)	323,881	16.06	119,220	7.37	46,391	3.62
Group life	165,651	8.21	150,777	9.32	129,315	10.09
Annuities	87,727	4.36	109,377	6.76	65,810	5.13
Total	2,016,616	100.00	1,617,938	100.00	1,282,233	100.00

(*)	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)	Individual life insurance premiums include Investment Link insurance contracts.

(ii)
Health insurance gross written premiums after adjustments include medical assistance which amounts to S/ 552.8 million as of December 31, 2022 (S/ 519.8 million and S/ 483.1 million as of December 31, 2021 and 2020, respectively) and represents 86.65 percent of this line of business as of December 31, 2022 ( 86.59 and 86.01 percent as of December 31, 2021 and 2020,respectively).

(iii)	General insurance gross written premiums consist of the following:

	2022		2021		2020
	S/(000)%		S/(000)%		S/(000)%

Automobile	335,401	28.10	334,939	29.45	339,306	33.38
Fire and allied lines	324,351	27.18	311,048	27.35	271,380	26.70
Theft and robbery	132,138	11.07	110,815	9.74	88,751	8.73
Third party liability	124,983	10.47	109,907	9.66	62,080	6.11
Transport	74,237	6.22	58,300	5.13	42,758	4.21
Technical lines (*)	68,611	5.75	63,792	5.61	59,370	5.84
Marine Hull	35,104	2.94	29,414	2.59	23,091	2.27
SOAT (Mandatory automobile line)	25,334	2.12	25,662	2.26	32,934	3.24
Aviation	16,551	1.39	38,275	3.37	37,366	3.68
Others	56,801	4.76	55,150	4.84	59,486	5.84
Total	1,193,511	100.00	1,137,302	100.00	1,016,522	100.00

(*)	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).